Summary of significant accounting policies - Segment revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Number of Co-CEOs | item	2
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 177,934	$ 159,366	$ 179,540
Property and equipment	21,824	20,308	19,551	$ 5,746
West Africa
Disclosure of geographical areas [line items]
Revenue	83,364	72,029	77,148
Property and equipment	6,563	5,313
North Africa
Disclosure of geographical areas [line items]
Revenue	60,494	55,330	64,072
Property and equipment	8,642	7,779
East Africa And South Africa [Member]
Disclosure of geographical areas [line items]
Revenue	32,080	30,940	36,760
Property and equipment	4,528	5,526
Europe
Disclosure of geographical areas [line items]
Revenue	329	831	48
Property and equipment	1,905	1,624
CHINA
Disclosure of geographical areas [line items]
Property and equipment	131
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	1,666	236	55
Property and equipment	55	$ 66
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 1		$ 1,457